Financial assets measured at fair value through OCI (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2018	Jan. 01, 2017
Debt instruments
Government and government agencies	[1]	$ 6,463		$ 7,181
of which: USA	[1]	6,101		6,739
Banks	[1]	149		307
Corporates and other	[1]	54		842
Total debt instruments	[1]	6,667		8,330
Equity instruments	[1],[2]			560
Total financial assets measured at fair value through other comprehensive income		6,667	[1]	8,889	[1]	$ 6,930	$ 15,402
Unrealized gains - before tax	[1]	4		221
Unrealized (losses) - before tax	[1]	(146)		(108)
Net unrealized gains / (losses) - before tax	[1]	(143)		114
Net unrealized gains / (losses) - after tax	[1]	(104)		6
UBS AG
Debt instruments
Government and government agencies	[1]	6,463		7,181
of which: USA	[1]	6,101		6,739
Banks	[1]	149		307
Corporates and other	[1]	54		842
Total debt instruments	[1]	6,667		8,330
Equity instruments	[1],[2]			560
Total financial assets measured at fair value through other comprehensive income		6,667	[1]	8,889	[1]	$ 6,930	$ 15,402
Unrealized gains - before tax	[1]	4		221
Unrealized (losses) - before tax	[1]	(146)		(108)
Net unrealized gains / (losses) - before tax	[1]	(143)		114
Net unrealized gains / (losses) - after tax	[1]	$ (104)		$ 6

[1]	Refer to Note 24c for more information on product type and fair value hierarchy categorization. Refer also to Note 10 and Note 23 for more information on expected credit loss measurement
[2]
Comparative-period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.